Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Apr. 29, 2017	Apr. 30, 2016	May 02, 2015
Sales	$ 3,894,558	$ 4,163,844	$ 4,297,108
Cost of sales and occupancy	2,682,356	2,836,547	2,871,184
Gross profit	1,212,202	1,327,297	1,425,924
Selling and administrative expenses	1,040,007	1,176,778	1,192,065
Depreciation and amortization	117,887	135,863	143,665
Operating income	54,308	14,656	90,194
Interest expense, net and amortization of deferred financing fees	7,509	8,770	17,678
Income before income taxes	46,799	5,886	72,516
Income taxes provision (benefit)	24,776	(8,814)	39,644
Net income from continuing operations	22,023	14,700	32,872
Net income (loss) from discontinued operations		(39,146)	3,724
Net income (loss)	$ 22,023	$ (24,446)	$ 36,596
Basic income (loss) per common share:
Income from continuing operations	$ 0.30	$ 0.05	$ 0.15
Income (loss) from discontinued operations		(0.54)	0.06
Basic income (loss) per common share	0.30	(0.49)	0.21
Diluted income (loss) per common share:
Income from continuing operations	0.30	0.05	0.15
Income (loss) from discontinued operations		(0.54)	0.06
Diluted income (loss) per common share	$ 0.30	$ (0.49)	$ 0.21
Weighted average common shares outstanding:
Basic	72,188	72,410	60,842
Diluted	72,328	72,542	60,928
Dividends declared per common share	$ 0.60	$ 0.60